LINES OF CREDIT AND LONG-TERM DEBT - Outstanding Lines of Credit and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt outstanding	$ 800,231	$ 339,837	$ 360,989
Less current portion	(48,586)	(44,343)	(23,791)
Total debt outstanding, less current portion	751,645	295,494	337,198
10.75% Senior Notes [Member]
Debt Instrument [Line Items]
Total debt outstanding	251,500	251,500	252,000
Less current portion		(22,100)
Senior Notes Due 2018
Debt Instrument [Line Items]
Total debt outstanding	425,000	0
WML Term Debt due 2018 [Member]
Debt Instrument [Line Items]
Total debt outstanding	81,000	85,500	103,500
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Total debt outstanding	21,465	10,153	13,926
Other [Member]
Debt Instrument [Line Items]
Total debt outstanding	1,093	1,209	1,654
Debt Discount [Member]
Debt Instrument [Line Items]
Total debt outstanding	$ 20,173	$ (8,525)	$ (10,091)